Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Equity Income Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.14%
Class C
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.78%
Class S
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.25%
Class I
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.78%
Class N
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.72%
Class T
Operating Expenses:
Management Fees	0.67%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.95%